                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4775
-------------------------------------------------------------------------------

                              MFS SERIES TRUST II
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: November 30
-------------------------------------------------------------------------------

                     Date of reporting period: May 31, 2007
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT

                                                    MFS(R) EMERGING GROWTH FUND

LETTER FROM THE CEO                                   1
-------------------------------------------------------
PORTFOLIO COMPOSITION                                 2
-------------------------------------------------------
EXPENSE TABLE                                         3
-------------------------------------------------------
PORTFOLIO OF INVESTMENTS                              5
-------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                  12
-------------------------------------------------------
STATEMENT OF OPERATIONS                              15
-------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                  16
-------------------------------------------------------
FINANCIAL HIGHLIGHTS                                 17
-------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                        28
-------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT        40
-------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                40
-------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                       40
-------------------------------------------------------
CONTACT INFORMATION                          BACK COVER
-------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.


------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        5/31/07
                                                                        MEG-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 16, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              97.1%
              Cash & Other Net Assets                     2.9%

              TOP TEN HOLDINGS

              Adobe Systems, Inc.                         2.6%
              ------------------------------------------------
              Google, Inc., "A"                           2.2%
              ------------------------------------------------
              Roche Holding AG                            1.7%
              ------------------------------------------------
              American Tower Corp., "A"                   1.7%
              ------------------------------------------------
              News Corp., "A"                             1.6%
              ------------------------------------------------
              Intel Corp.                                 1.6%
              ------------------------------------------------
              America Movil S.A.B. de C.V.,
              "L", ADR                                    1.5%
              ------------------------------------------------
              Nestle S.A.                                 1.5%
              ------------------------------------------------
              GlobalSantaFe Corp.                         1.5%
              ------------------------------------------------
              Lockheed Martin Corp.                       1.5%
              ------------------------------------------------

              EQUITY SECTORS

              Technology                                 21.1%
              ------------------------------------------------
              Health Care                                18.1%
              ------------------------------------------------
              Financial Services                         10.0%
              ------------------------------------------------
              Special Products & Services                 9.1%
              ------------------------------------------------
              Retailing                                   8.1%
              ------------------------------------------------
              Leisure                                     6.9%
              ------------------------------------------------
              Utilities & Communications                  6.3%
              ------------------------------------------------
              Industrial Goods & Services                 6.0%
              ------------------------------------------------
              Energy                                      4.2%
              ------------------------------------------------
              Consumer Staples                            3.9%
              ------------------------------------------------
              Basic Materials                             1.7%
              ------------------------------------------------
              Autos & Housing                             1.4%
              ------------------------------------------------
              Transportation                              0.3%
              ------------------------------------------------

Percentages are based on net assets as of 05/31/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, December 1, 2006 through May 31, 2007.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2006 through May 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning         Ending       Period(p)
Share                      Expense   Account Value   Account Value    12/01/06-
Class                       Ratio      12/01/06         5/31/07        5/31/07
--------------------------------------------------------------------------------
        Actual              1.24%      $1,000.00       $1,108.40        $ 6.52
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.24%      $1,000.00       $1,018.75        $ 6.24
--------------------------------------------------------------------------------
        Actual              1.99%      $1,000.00       $1,104.60        $10.44
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.99%      $1,000.00       $1,015.01        $10.00
--------------------------------------------------------------------------------
        Actual              1.99%      $1,000.00       $1,104.60        $10.44
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.99%      $1,000.00       $1,015.01        $10.00
--------------------------------------------------------------------------------
        Actual              0.99%      $1,000.00       $1,110.00        $ 5.21
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.99%      $1,000.00       $1,020.00        $ 4.99
--------------------------------------------------------------------------------
        Actual              1.49%      $1,000.00       $1,106.80        $ 7.83
  R    -------------------------------------------------------------------------
        Hypothetical (h)    1.49%      $1,000.00       $1,017.50        $ 7.49
--------------------------------------------------------------------------------
        Actual              2.08%      $1,000.00       $1,103.50        $10.91
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    2.08%      $1,000.00       $1,014.56        $10.45
--------------------------------------------------------------------------------
        Actual              1.74%      $1,000.00       $1,105.90        $ 9.14
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    1.74%      $1,000.00       $1,016.26        $ 8.75
--------------------------------------------------------------------------------
        Actual              1.63%      $1,000.00       $1,106.70        $ 8.56
  R3   -------------------------------------------------------------------------
        Hypothetical (h)    1.63%      $1,000.00       $1,016.80        $ 8.20
--------------------------------------------------------------------------------
        Actual              1.38%      $1,000.00       $1,107.90        $ 7.25
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    1.38%      $1,000.00       $1,018.05        $ 6.94
--------------------------------------------------------------------------------
        Actual              1.09%      $1,000.00       $1,109.80        $ 5.73
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    1.09%      $1,000.00       $1,019.50        $ 5.49
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
5/31/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.1%
-------------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES/PAR          VALUE ($)
-------------------------------------------------------------------------------------------------------
Aerospace - 3.6%
-------------------------------------------------------------------------------------------------------
Embraer-Empresa Brasileira de Aeronautica S.A., ADR                         247,080      $   11,978,438
Lockheed Martin Corp.                                                       446,200          43,772,220
Precision Castparts Corp. (l)                                               173,800          20,779,528
United Technologies Corp.                                                   456,800          32,227,240
                                                                                         --------------
                                                                                         $  108,757,426
-------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 2.1%
-------------------------------------------------------------------------------------------------------
Coach, Inc. (a)                                                             244,400      $   12,552,384
LVMH Moet-Hennessy Louis Vuitton (l)                                        128,700          15,189,544
NIKE, Inc., "B"                                                             444,100          25,202,675
Quiksilver, Inc. (a)(l)                                                     669,700           9,449,467
                                                                                         --------------
                                                                                         $   62,394,070
-------------------------------------------------------------------------------------------------------
Automotive - 1.4%
-------------------------------------------------------------------------------------------------------
Harman International Industries, Inc. (l)                                   357,970      $   42,473,141
-------------------------------------------------------------------------------------------------------
Biotechnology - 5.9%
-------------------------------------------------------------------------------------------------------
Actelion Ltd. (a)(l)                                                         42,800      $    9,352,948
Amgen, Inc. (a)                                                             460,200          25,923,066
Celgene Corp. (a)                                                           453,200          27,753,968
Genentech, Inc. (a)                                                         266,500          21,258,705
Genzyme Corp. (a)                                                           638,680          41,207,634
Gilead Sciences, Inc. (a)                                                   141,090          11,678,019
Millipore Corp. (a)(l)                                                      556,540          41,612,496
                                                                                         --------------
                                                                                         $  178,786,836
-------------------------------------------------------------------------------------------------------
Broadcasting - 2.1%
-------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                    518,200      $   14,913,796
News Corp., "A"                                                           2,193,300          48,449,997
                                                                                         --------------
                                                                                         $   63,363,793
-------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 5.1%
-------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. (a)                                         126,500      $   16,470,300
Charles Schwab Corp.                                                      1,712,400          38,477,628
Chicago Mercantile Exchange Holdings, Inc., "A"                              23,300          12,372,300
Deutsche Boerse AG                                                           91,400          21,633,609
EFG International (l)                                                       216,883          10,656,076
GFI Group, Inc. (a)(l)                                                       81,000           6,034,500
Goldman Sachs Group, Inc.                                                   107,360          24,780,835
Greenhill & Co., Inc. (l)                                                    69,100           4,975,200
Lazard Ltd. (l)                                                             143,470           7,730,164
Nymex Holdings, Inc. (l)                                                     48,600           6,189,210
T. Rowe Price Group, Inc.                                                    58,500           3,003,975
                                                                                         --------------
                                                                                         $  152,323,797
-------------------------------------------------------------------------------------------------------
Business Services - 5.4%
-------------------------------------------------------------------------------------------------------
Amdocs Ltd. (a)                                                           1,077,620      $   41,887,089
Cognizant Technology Solutions Corp., "A" (a)                               375,800          29,522,848
Corporate Executive Board Co. (l)                                           320,710          21,330,422
Fidelity National Information Services, Inc.                                306,100          16,504,912
First Data Corp.                                                            461,800          15,100,860
Global Payments, Inc. (l)                                                   438,300          17,549,532
Western Union Co.                                                           887,700          19,928,865
                                                                                         --------------
                                                                                         $  161,824,528
-------------------------------------------------------------------------------------------------------
Cable TV - 0.3%
-------------------------------------------------------------------------------------------------------
Comcast Corp., "A" (a)                                                      386,100      $   10,583,001
-------------------------------------------------------------------------------------------------------
Chemicals - 1.4%
-------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                698,400      $   43,021,440
-------------------------------------------------------------------------------------------------------
Computer Software - 3.7%
-------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (a)(l)                                                1,741,800      $   76,778,544
Cognos, Inc. (a)                                                            176,200           7,048,000
Oracle Corp. (a)                                                            807,600          15,651,288
Synopsys, Inc. (a)(l)                                                       407,400          10,804,248
                                                                                         --------------
                                                                                         $  110,282,080
-------------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.3%
-------------------------------------------------------------------------------------------------------
Apple Computer, Inc. (a)                                                    315,600      $   38,364,336
-------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.7%
-------------------------------------------------------------------------------------------------------
Capella Education Co. (a)(l)                                                205,500      $    8,992,680
eBay, Inc. (a)                                                              672,400          21,893,344
ITT Educational Services, Inc. (a)                                          239,200          27,075,048
New Oriental Education & Technology Group, ADR (a)                          258,243          12,127,091
Priceline.com, Inc. (a)                                                      99,400           6,146,896
Sotheby's (l)                                                               247,200          11,734,584
Strayer Education, Inc. (l)                                                 183,690          22,990,640
                                                                                         --------------
                                                                                         $  110,960,283
-------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.1%
-------------------------------------------------------------------------------------------------------
Anixter International, Inc.                                                  20,900      $    1,543,674
Danaher Corp. (l)                                                           207,700          15,265,950
Rockwell Automation, Inc. (l)                                               480,900          32,725,245
WESCO International, Inc. (a)                                               231,600          15,012,312
                                                                                         --------------
                                                                                         $   64,547,181
-------------------------------------------------------------------------------------------------------
Electronics - 6.7%
-------------------------------------------------------------------------------------------------------
Applied Materials, Inc. (l)                                               1,743,500      $   33,300,850
Arm Holdings PLC                                                          3,511,900           9,784,914
ASML Holding N.V. (a)(l)                                                    303,400           7,818,618
Intel Corp.                                                               2,177,800          48,281,826
Intersil Corp., "A"                                                         542,700          16,335,270
Marvell Technology Group Ltd. (a)(l)                                      1,739,400          27,343,368
Nintendo Co. Ltd. Npv (l)                                                    30,200          10,557,532
Samsung Electronics Co. Ltd., GDR                                            63,330          18,144,045
SanDisk Corp. (a)                                                           668,300          29,104,465
                                                                                         --------------
                                                                                         $  200,670,888
-------------------------------------------------------------------------------------------------------
Energy - Independent - 0.6%
-------------------------------------------------------------------------------------------------------
Ultra Petroleum Corp. (a)                                                   160,300      $    9,839,214
XTO Energy, Inc.                                                            154,600           8,968,346
                                                                                         --------------
                                                                                         $   18,807,560
-------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.4%
-------------------------------------------------------------------------------------------------------
Hess Corp. (l)                                                              193,000      $   11,429,460
-------------------------------------------------------------------------------------------------------
Engineering - Construction - 0.3%
-------------------------------------------------------------------------------------------------------
Quanta Services, Inc. (a)(l)                                                287,900      $    8,639,879
-------------------------------------------------------------------------------------------------------
Food & Beverages - 2.9%
-------------------------------------------------------------------------------------------------------
Nestle S.A                                                                  116,626      $   45,403,470
PepsiCo, Inc.                                                               611,700          41,797,461
                                                                                         --------------
                                                                                         $   87,200,931
-------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.3%
-------------------------------------------------------------------------------------------------------
CVS Corp.                                                                   231,600      $    8,925,864
-------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.8%
-------------------------------------------------------------------------------------------------------
International Game Technology                                               715,300      $   28,747,907
Penn National Gaming, Inc. (a)(l)                                           303,600          16,221,348
Royal Caribbean Cruises Ltd.                                                186,200           8,095,976
                                                                                         --------------
                                                                                         $   53,065,231
-------------------------------------------------------------------------------------------------------
General Merchandise - 1.4%
-------------------------------------------------------------------------------------------------------
Costco Wholesale Corp. (l)                                                  159,300      $    8,995,671
Family Dollar Stores, Inc.                                                  989,700          33,303,405
                                                                                         --------------
                                                                                         $   42,299,076
-------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 1.3%
-------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                    689,600      $   37,769,392
-------------------------------------------------------------------------------------------------------
Insurance - 0.3%
-------------------------------------------------------------------------------------------------------
Aflac, Inc.                                                                 160,000      $    8,457,600
-------------------------------------------------------------------------------------------------------
Internet - 3.1%
-------------------------------------------------------------------------------------------------------
Baidu.com, Inc., ADR (a)                                                    125,100      $   17,592,813
Google, Inc., "A" (a)                                                       134,980          67,186,295
Tencent Holdings Ltd.                                                     2,145,000           9,257,530
                                                                                         --------------
                                                                                         $   94,036,638
-------------------------------------------------------------------------------------------------------
Leisure & Toys - 2.2%
-------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. (a)                                                   857,300      $   41,896,251
THQ, Inc. (a)(l)                                                            340,200          11,600,820
Ubisoft Entertainment S.A. (a)                                              239,142          11,991,757
                                                                                         --------------
                                                                                         $   65,488,828
-------------------------------------------------------------------------------------------------------
Major Banks - 1.9%
-------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc.                                                  640,200      $   25,966,512
State Street Corp. (l)                                                      455,700          31,110,639
                                                                                         --------------
                                                                                         $   57,077,151
-------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.3%
-------------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc. (a)                                                118,000      $   10,418,220
-------------------------------------------------------------------------------------------------------
Medical Equipment - 6.2%
-------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)                                         1,006,760      $   35,337,276
Conceptus, Inc. (a)(l)                                                      567,400          10,542,292
Cooper Cos., Inc. (l)                                                        94,700           5,221,758
Cytyc Corp. (a)                                                             971,211          41,062,801
Medtronic, Inc.                                                             576,000          30,625,920
ResMed, Inc. (a)(l)                                                         214,900           9,687,692
St. Jude Medical, Inc. (a)(l)                                               807,600          34,476,444
Thoratec Corp. (a)(l)                                                       541,600          10,729,096
Ventana Medical Systems, Inc. (a)(l)                                        175,800           9,046,668
                                                                                         --------------
                                                                                         $  186,729,947
-------------------------------------------------------------------------------------------------------
Metals & Mining - 0.3%
-------------------------------------------------------------------------------------------------------
Cameco Corp.                                                                164,700      $    8,559,459
-------------------------------------------------------------------------------------------------------
Network & Telecom - 5.3%
-------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                                   1,617,500      $   43,543,100
Digital Multimedia Technologies S.p.A. (a)(l)                                41,400           4,031,684
Juniper Networks, Inc. (a)(l)                                             1,476,411          36,039,193
NICE Systems Ltd., ADR (a)                                                  805,260          30,511,301
Nokia Corp., ADR (l)                                                        463,500          12,690,630
QUALCOMM, Inc.                                                              395,600          16,991,020
Research In Motion Ltd. (a)                                                  76,100          12,638,688
Sonus Networks, Inc. (a)(l)                                                 383,700           3,326,679
                                                                                         --------------
                                                                                         $  159,772,295
-------------------------------------------------------------------------------------------------------
Oil Services - 3.2%
-------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                         655,780      $   44,789,774
National Oilwell Varco, Inc. (a)                                            208,200          19,664,490
Noble Corp.                                                                 345,400          31,911,506
                                                                                         --------------
                                                                                         $   96,365,770
-------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 2.7%
-------------------------------------------------------------------------------------------------------
American Express Co.                                                        585,300      $   38,032,794
Moody's Corp. (l)                                                            66,200           4,610,830
UBS AG                                                                      614,700          40,103,028
                                                                                         --------------
                                                                                         $   82,746,652
-------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.0%
-------------------------------------------------------------------------------------------------------
EMC Corp. (a)                                                               949,000      $   16,028,610
Network Appliance, Inc. (a)                                                 417,700          13,445,763
                                                                                         --------------
                                                                                         $   29,474,373
-------------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.4%
-------------------------------------------------------------------------------------------------------
Allergan, Inc. (l)                                                          240,190      $   29,910,861
Elan Corp. PLC, ADR (a)(l)                                                1,302,900          25,693,188
Glaxosmithkline PLC                                                         558,200          14,475,301
Medicis Pharmaceutical Corp., "A" (l)                                       290,800           9,596,400
Roche Holding AG                                                            285,030          52,295,241
                                                                                         --------------
                                                                                         $  131,970,991
-------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.2%
-------------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc., "B" (a)(l)                                       554,620      $    6,017,627
-------------------------------------------------------------------------------------------------------
Real Estate - 0.0%
-------------------------------------------------------------------------------------------------------
Jones Lang Lasalle, Inc.                                                     12,800      $    1,493,760
-------------------------------------------------------------------------------------------------------
Restaurants - 0.3%
-------------------------------------------------------------------------------------------------------
Red Robin Gourmet Burgers, Inc. (a)(l)                                      138,600      $    5,950,098
Texas Roadhouse, Inc., "A" (a)                                              320,900           4,444,465
                                                                                         --------------
                                                                                         $   10,394,563
-------------------------------------------------------------------------------------------------------
Specialty Stores - 4.3%
-------------------------------------------------------------------------------------------------------
CarMax, Inc. (a)                                                            282,600      $    6,782,400
Dick's Sporting Goods, Inc. (a)(l)                                          228,300          12,686,631
GameStop Corp., "A" (a)                                                     447,300          16,541,154
Lowe's Cos., Inc.                                                         1,152,600          37,828,332
Nordstrom, Inc. (l)                                                         292,800          15,205,104
Staples, Inc.                                                             1,189,800          29,816,388
Urban Outfitters, Inc. (a)(l)                                               344,800           9,164,784
                                                                                         --------------
                                                                                         $  128,024,793
-------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 2.0%
-------------------------------------------------------------------------------------------------------
America Movil S.A.B. de C.V., "L", ADR                                      751,820      $   45,522,701
Rogers Communications, Inc., "B"                                            367,000          15,219,459
                                                                                         --------------
                                                                                         $   60,742,160
-------------------------------------------------------------------------------------------------------
Telephone Services - 4.3%
-------------------------------------------------------------------------------------------------------
American Tower Corp., "A" (a)                                             1,187,908      $   51,293,868
AT&T, Inc.                                                                  805,800          33,311,772
Global Crossing Ltd. (a)                                                    423,875           9,053,970
Level 3 Communications, Inc. (a)                                          1,412,300           8,219,586
Qwest Communications International, Inc. (a)(l)                           1,859,100          19,130,139
Time Warner Telecom, Inc., "A" (a)(l)                                       406,900           7,877,584
                                                                                         --------------
                                                                                         $  128,886,919
-------------------------------------------------------------------------------------------------------
Tobacco - 1.0%
-------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                          425,100      $   30,224,610
-------------------------------------------------------------------------------------------------------
Trucking - 0.3%
-------------------------------------------------------------------------------------------------------
UTi Worldwide, Inc.                                                         288,400      $    8,072,316
-------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $2,432,708,001)                                    $2,921,444,865
-------------------------------------------------------------------------------------------------------
Partnerships - 0.0%
-------------------------------------------------------------------------------------------------------
Real Estate - 0.0%
-------------------------------------------------------------------------------------------------------
Copley Partners 1 LP (a)(z)                                               3,000,000      $        5,220
Copley Partners 2 LP (a)(z)                                               3,000,000               5,760
-------------------------------------------------------------------------------------------------------
TOTAL PARTNERSHIPS (IDENTIFIED COST, $193,740)                                           $       10,980
-------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 7.1%
-------------------------------------------------------------------------------------------------------
Citigroup Global Markets, Inc., 5.3%, dated 5/31/07, due 6/01/07, total to be received $211,496,784 (secured by U.S. Treasury
and Federal Agency obligations and Mortgage Backed securities
in a jointly traded account), at Cost                                  $211,465,652      $  211,465,652
-------------------------------------------------------------------------------------------------------
Money Market Funds (v) - 3.1%
-------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio, 5.31%,
at Cost and Net Asset Value                                            $ 93,771,934      $   93,771,934
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $2,738,139,327) (k)                                  $3,226,693,431
-------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (7.3)%                                                    (218,687,499)
-------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                      $3,008,005,932
-------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(k) As of May 31, 2007, the fund had two securities that were fair valued, aggregating $10,980 and less than 0.01% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(v) Affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                                  CURRENT
                                                  ACQUISITION      ACQUISITION     MARKET    TOTAL % OF
RESTRICTED SECURITIES                                 DATE             COST        VALUE     NET ASSETS
-------------------------------------------------------------------------------------------------------
Copley Partners 1 LP                               12/02/86         $1,437,794    $ 5,220
Copley Partners 2 LP                           10/01/86-8/09/91      2,451,234      5,760
-------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                       $10,980       0.0%
                                                                                  =====================

The following abbreviations are used in this report and are defined:

ADR    American Depository Receipt
GDR    Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 5/31/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
---------------------------------------------------------------------------------------------------------
Investments in non-affiliated companies, at value,
including $209,288,968 of securities on loan
(identified cost, $2,644,367,393)                                      $3,132,921,497
Investments in affiliated money market fund, at value
(cost, $93,771,934)                                                        93,771,934
Receivable for investments sold                                            16,580,304
Receivable for fund shares sold                                             1,171,876
Interest and dividends receivable                                           2,547,418
Other assets                                                                   39,611
---------------------------------------------------------------------------------------------------------
Total assets                                                                               $3,247,032,640
---------------------------------------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------------------------------------
Payable for investments purchased                                         $15,761,869
Payable for fund shares reacquired                                          9,216,576
Collateral for securities loaned, at value (c)                            211,465,652
Payable to affiliates
  Management fee                                                              118,647
  Shareholder servicing costs                                               1,745,058
  Distribution and service fees                                                68,380
  Administrative services fee                                                   2,688
  Retirement plan administration and services fees                                545
Payable for independent trustees' compensation                                129,412
Accrued expenses and other liabilities                                        517,881
---------------------------------------------------------------------------------------------------------
Total liabilities                                                                            $239,026,708
---------------------------------------------------------------------------------------------------------
Net assets                                                                                 $3,008,005,932
---------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
---------------------------------------------------------------------------------------------------------
Paid-in capital                                                        $2,565,622,003
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies               488,548,282
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                             (40,615,189)
Accumulated net investment loss                                            (5,549,164)
---------------------------------------------------------------------------------------------------------
Net assets                                                                                 $3,008,005,932
---------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                      74,122,556
---------------------------------------------------------------------------------------------------------

(c) Non-cash collateral not included.

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                           $2,143,597,506
  Shares outstanding                                                       51,648,087
---------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                        $41.50
---------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value
  per share)                                                                                       $44.03
---------------------------------------------------------------------------------------------------------
Class B shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                             $561,024,274
  Shares outstanding                                                       14,833,641
---------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                     $37.82
---------------------------------------------------------------------------------------------------------
Class C shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                             $142,345,944
  Shares outstanding                                                        3,785,750
---------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                     $37.60
---------------------------------------------------------------------------------------------------------
Class I shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                              $77,981,313
  Shares outstanding                                                        1,831,824
---------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                  $42.57
---------------------------------------------------------------------------------------------------------
Class R shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                               $8,607,726
  Shares outstanding                                                          209,770
---------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                  $41.03
---------------------------------------------------------------------------------------------------------
Class R1 shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                               $3,279,599
  Shares outstanding                                                           86,919
---------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                  $37.73
---------------------------------------------------------------------------------------------------------
Class R2 shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                               $3,968,429
  Shares outstanding                                                          104,415
---------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                  $38.01
---------------------------------------------------------------------------------------------------------
Class R3 shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                              $12,991,486
  Shares outstanding                                                          318,836
---------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                  $40.75
---------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R4 shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                              $10,537,269
  Shares outstanding                                                          254,684
---------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                  $41.37
---------------------------------------------------------------------------------------------------------
Class R5 shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                              $43,672,386
  Shares outstanding                                                        1,048,630
---------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                  $41.65
---------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
At 5/31/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT LOSS
---------------------------------------------------------------------------------------------------------
Income
  Dividends                                                            $15,069,890
  Interest                                                                 806,876
  Income distributions from affiliated issuers                             672,834
  Foreign taxes withheld                                                  (649,946)
---------------------------------------------------------------------------------------------------------
Total investment income                                                                       $15,899,654
---------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $11,138,471
  Distribution and service fees                                          6,467,838
  Program manager fees                                                         916
  Shareholder servicing costs                                            3,079,169
  Administrative services fee                                              246,354
  Retirement plan administration and services fees                          51,119
  Independent trustees' compensation                                        43,653
  Custodian fee                                                            131,066
  Shareholder communications                                               235,204
  Auditing fees                                                             31,826
  Legal fees                                                                33,899
  Miscellaneous                                                            152,152
---------------------------------------------------------------------------------------------------------
Total expenses                                                                                $21,611,667
---------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (11,253)
  Reduction of expenses by investment adviser                             (268,950)
---------------------------------------------------------------------------------------------------------
Net expenses                                                                                  $21,331,464
---------------------------------------------------------------------------------------------------------
Net investment loss                                                                           $(5,431,810)
---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                             $208,104,001
  Foreign currency transactions                                           (194,114)
---------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                                                 $207,909,887
---------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                         $103,038,387
  Translation of assets and liabilities in foreign currencies              (58,785)
---------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments
and foreign currency translation                                                             $102,979,602
---------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                             $310,889,489
---------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                         $305,457,679
---------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                             SIX MONTHS ENDED         YEAR ENDED
                                                                                      5/31/07           11/30/06
                                                                                  (UNAUDITED)

CHANGE IN NET ASSETS FROM OPERATIONS
----------------------------------------------------------------------------------------------------------------
Net investment loss                                                               $(5,431,810)      $(26,588,887)
Net realized gain (loss) on investments and foreign currency transactions         207,909,887        538,119,634
Net unrealized gain (loss) on investments and foreign currency translation        102,979,602       (255,921,085)
----------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                             $305,457,679       $255,609,645
----------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                               $(431,261,262)     $(821,425,260)
----------------------------------------------------------------------------------------------------------------
Total change in net assets                                                      $(125,803,583)     $(565,815,615)
----------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------
At beginning of period                                                          3,133,809,515      3,699,625,130
At end of period (including accumulated net investment
loss of $5,549,164 and $117,354, respectively)                                 $3,008,005,932     $3,133,809,515
----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                              SIX MONTHS                                YEARS ENDED 11/30
                                                   ENDED      ---------------------------------------------------------------------
CLASS A                                          5/31/07            2006         2005         2004              2003           2002
                                             (UNAUDITED)

Net asset value, beginning of period              $37.44          $34.49       $30.53       $27.91            $22.90         $32.50
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                         $(0.03)         $(0.20)      $(0.20)      $(0.16)           $(0.16)        $(0.19)
  Net realized and   unrealized gain (loss)
  on investments and foreign currency               4.09            3.15         4.16         2.78              5.17          (9.41)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $4.06           $2.95        $3.96        $2.62             $5.01         $(9.60)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $41.50          $37.44       $34.49       $30.53            $27.91         $22.90
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                         10.84(n)         8.55        12.97         9.39(b)(q)       21.93(j)      (29.57)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.25(a)         1.29         1.31         1.29              1.33           1.27
Expenses after expense reductions (f)               1.24(a)         1.26         1.27         1.26               N/A           1.27
Net investment loss                                (0.18)(a)       (0.56)       (0.65)       (0.55)            (0.65)         (0.69)
Portfolio turnover                                    26             124           88           89               100            116
Net assets at end of period (000 omitted)     $2,143,598      $2,152,378   $2,359,893   $2,463,488        $2,676,123     $2,512,127
-----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                              SIX MONTHS                                 YEARS ENDED 11/30
                                                   ENDED        -------------------------------------------------------------------
CLASS B                                          5/31/07            2006         2005         2004              2003           2002
                                             (UNAUDITED)

Net asset value, beginning of period              $34.24          $31.78       $28.34       $26.12            $21.59         $30.87
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                         $(0.16)         $(0.43)      $(0.41)      $(0.36)           $(0.32)        $(0.38)
  Net realized and unrealized gain (loss)
  on investments and foreign currency               3.74            2.89         3.85         2.58              4.85          (8.90)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $3.58           $2.46        $3.44        $2.22             $4.53         $(9.28)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $37.82          $34.24       $31.78       $28.34            $26.12         $21.59
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                         10.46(n)         7.74        12.14         8.50(b)(q)       20.98(j)      (30.08)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              2.00(a)         2.04         2.06         2.04              2.08           2.02
Expenses after expense reductions (f)               1.99(a)         2.01         2.02         2.01               N/A           2.02
Net investment loss                                (0.93)(a)       (1.32)       (1.39)       (1.32)            (1.39)         (1.45)
Portfolio turnover                                    26             124           88           89               100            116
Net assets at end of period (000 omitted)       $561,024        $675,784   $1,045,179   $1,507,258        $2,117,444     $2,332,435
-----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                              SIX MONTHS                                 YEARS ENDED 11/30
                                                   ENDED        -------------------------------------------------------------------
CLASS C                                          5/31/07            2006         2005         2004              2003           2002
                                             (UNAUDITED)

Net asset value, beginning of period              $34.04          $31.60       $28.18       $25.97            $21.46         $30.69
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                         $(0.16)         $(0.42)      $(0.40)      $(0.35)           $(0.31)        $(0.37)
  Net realized and unrealized gain (loss)
  on investments and foreign currency               3.72            2.86         3.82         2.56              4.82          (8.86)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $3.56           $2.44        $3.42        $2.21             $4.51         $(9.23)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $37.60          $34.04       $31.60       $28.18            $25.97         $21.46
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                         10.46(n)         7.72        12.14         8.51(b)(q)       21.02(j)      (30.07)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              2.00(a)         2.04         2.06         2.04              2.08           2.02
Expenses after expense reductions (f)               1.99(a)         2.01         2.02         2.01               N/A           2.02
Net investment loss                                (0.93)(a)       (1.32)       (1.39)       (1.31)            (1.40)         (1.45)
Portfolio turnover                                    26             124           88           89               100            116
Net assets at end of period (000 omitted)       $142,346        $151,723     $188,715     $226,371          $283,183       $298,296
-----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                              SIX MONTHS                                 YEARS ENDED 11/30
                                                   ENDED         ------------------------------------------------------------------
CLASS I                                          5/31/07            2006         2005         2004              2003           2002
                                             (UNAUDITED)

Net asset value, beginning of period              $38.35          $35.24       $31.11       $28.39            $23.23         $32.89
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                 $0.01          $(0.11)      $(0.13)      $(0.09)           $(0.10)        $(0.12)
  Net realized and unrealized gain (loss)
  on investments and foreign currency               4.21            3.22         4.26         2.81              5.26          (9.54)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $4.22           $3.11        $4.13        $2.72             $5.16         $(9.66)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $42.57          $38.35       $35.24       $31.11            $28.39         $23.23
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                            11.00(n)         8.83        13.28         9.58(b)(q)       22.21(j)      (29.37)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.00(a)         1.04         1.06         1.04              1.07           1.02
Expenses after expense reductions (f)               0.99(a)         1.01         1.02         1.01               N/A           1.02
Net investment income (loss)                        0.07(a)        (0.31)       (0.40)       (0.31)            (0.40)         (0.44)
Portfolio turnover                                    26             124           88           89               100            116
Net assets at end of period (000 omitted)        $77,981         $76,727      $86,254      $88,452           $90,539        $71,750
-----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                              SIX MONTHS                          YEARS ENDED 11/30
                                                   ENDED         ---------------------------------------------------
CLASS R                                          5/31/07            2006         2005         2004           2003(i)
                                             (UNAUDITED)

Net asset value, beginning of period              $37.07          $34.23       $30.38       $27.86            $21.40
--------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                         $(0.08)         $(0.29)      $(0.29)      $(0.19)           $(0.24)
  Net realized and unrealized gain (loss)
  on investments and foreign currency               4.04            3.13         4.14         2.71              6.70
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $3.96           $2.84        $3.85        $2.52             $6.46
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $41.03          $37.07       $34.23       $30.38            $27.86
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                            10.68(n)         8.30        12.67         9.05(b)(q)       30.19(j)(n)
--------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.51(a)         1.54         1.57         1.52              1.56(a)
Expenses after expense reductions (f)               1.49(a)         1.51         1.53         1.49               N/A
Net investment loss                                (0.43)(a)       (0.81)       (0.92)       (0.68)            (1.02)(a)
Portfolio turnover                                    26             124           88           89               100
Net assets at end of period (000 omitted)         $8,608         $11,083      $14,287       $7,596              $244
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                              SIX MONTHS           YEARS ENDED 11/30
                                                   ENDED         --------------------
CLASS R1                                         5/31/07            2006      2005(i)
                                             (UNAUDITED)

Net asset value, beginning of period              $34.19          $31.75       $27.89
-------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------
  Net investment loss (d)                         $(0.18)         $(0.44)      $(0.40)
  Net realized and unrealized gain (loss)
  on investments and foreign currency               3.72            2.88         4.26
-------------------------------------------------------------------------------------
Total from investment operations                   $3.54           $2.44        $3.86
-------------------------------------------------------------------------------------
Net asset value, end of period                    $37.73          $34.19       $31.75
-------------------------------------------------------------------------------------
Total return (%) (r)(s)                            10.35(n)         7.69        13.84(n)
-------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------
Expenses before expense reductions (f)              2.16(a)         2.24         2.29(a)
Expenses after expense reductions (f)               2.08(a)         2.11         2.21(a)
Net investment loss                                (1.02)(a)       (1.37)       (1.71)(a)
Portfolio turnover                                    26             124           88
Net assets at end of period (000 omitted)         $3,280          $2,776         $712
-------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                              SIX MONTHS           YEARS ENDED 11/30
                                                   ENDED          -------------------
CLASS R2                                         5/31/07            2006      2005(i)
                                             (UNAUDITED)

Net asset value, beginning of period              $34.37          $31.82       $27.89
-------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------
  Net investment loss (d)                         $(0.12)         $(0.29)      $(0.25)
  Net realized and unrealized gain (loss)
  on investments and foreign currency               3.76            2.84         4.18
-------------------------------------------------------------------------------------
Total from investment operations                   $3.64           $2.55        $3.93
-------------------------------------------------------------------------------------
Net asset value, end of period                    $38.01          $34.37       $31.82
-------------------------------------------------------------------------------------
Total return (%) (r)(s)                            10.59(n)         8.01        14.09(n)
-------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.85(a)         1.93         1.99(a)
Expenses after expense reductions (f)               1.74(a)         1.75         1.88(a)
Net investment loss                                (0.67)(a)       (1.01)       (1.27)(a)
Portfolio turnover                                    26             124           88
Net assets at end of period (000 omitted)         $3,968          $3,748         $319
-------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                              SIX MONTHS                           YEARS ENDED 11/30
                                                   ENDED          --------------------------------------------------
CLASS R3                                         5/31/07            2006         2005         2004           2003(i)
                                             (UNAUDITED)

Net asset value, beginning of period              $36.82          $34.06       $30.29       $27.85            $27.45
--------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                         $(0.11)         $(0.32)      $(0.36)      $(0.25)           $(0.03)
  Net realized and unrealized gain (loss)
  on investments and foreign currency               4.04            3.08         4.13         2.69              0.43
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $3.93           $2.76        $3.77        $2.44             $0.40
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $40.75          $36.82       $34.06       $30.29            $27.85
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                            10.67(n)         8.10        12.45         8.76(b)(q)        1.46(n)
--------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.71(a)         1.79         1.82         1.77              1.72(a)
Expenses after expense reductions (f)               1.63(a)         1.66         1.76         1.74               N/A
Net investment loss                                (0.55)(a)       (0.94)       (1.16)       (0.93)            (1.25)(a)
Portfolio turnover                                    26             124           88           89               100
Net assets at end of period (000 omitted)        $12,991          $8,668       $3,199       $1,059                $5
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                              SIX MONTHS           YEARS ENDED 11/30
                                                   ENDED          -------------------
CLASS R4                                         5/31/07            2006      2005(i)
                                             (UNAUDITED)

Net asset value, beginning of period              $37.34          $34.46       $30.11
-------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------
  Net investment loss (d)                         $(0.06)         $(0.25)      $(0.19)
  Net realized and unrealized gain (loss)
  on investments and foreign currency               4.09            3.13         4.54
-------------------------------------------------------------------------------------
Total from investment operations                   $4.03           $2.88        $4.35
-------------------------------------------------------------------------------------
Net asset value, end of period                    $41.37          $37.34       $34.46
-------------------------------------------------------------------------------------
Total return (%) (r)(s)                            10.79(n)         8.36        14.45(n)
-------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.40(a)         1.43         1.45(a)
Expenses after expense reductions (f)               1.38(a)         1.41         1.41(a)
Net investment loss                                (0.31)(a)       (0.69)       (0.89)(a)
Portfolio turnover                                    26             124           88
Net assets at end of period (000 omitted)        $10,537          $9,758         $109
-------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                              SIX MONTHS           YEARS ENDED 11/30
                                                   ENDED         --------------------
CLASS R5                                         5/31/07            2006      2005(i)
                                             (UNAUDITED)

Net asset value, beginning of period              $37.53          $34.53       $30.11
-------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------
  Net investment loss (d)                         $(0.00)(w)      $(0.17)      $(0.11)
  Net realized and unrealized gain (loss)
  on investments and foreign currency               4.12            3.17         4.53
-------------------------------------------------------------------------------------
Total from investment operations                   $4.12           $3.00        $4.42
-------------------------------------------------------------------------------------
Net asset value, end of period                    $41.65          $37.53       $34.53
-------------------------------------------------------------------------------------
Total return (%) (r)(s)                            10.98(n)         8.69        14.68(n)
-------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.10(a)         1.12         1.14(a)
Expenses after expense reductions (f)               1.09(a)         1.10         1.10(a)
Net investment loss                                (0.02)(a)       (0.46)       (0.53)(a)
Portfolio turnover                                    26             124           88
Net assets at end of period (000 omitted)        $43,672         $39,964          $57
-------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, Class A, Class B, Class
    C, Class I, Class R, and Class R3 total returns for the year ended November 30,
    2004 would have been lower by 0.12%, respectively.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(i) For the period from the class' inception, December 31, 2002 (Class R), October 31,
    2003 (Class R3), April 1, 2005 (Classes R1, R2, R4, and R5) through the stated
    period end.
(j) The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions.
    The proceeds resulted in an increase in the net asset value of $0.56 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, Class A, Class
    B, Class C, Class I and Class R, total returns for the year ended November 30,
    2003 would have been lower by 2.45%, 2.59%, 2.61%, 2.41% and 2.61%, respectively.
(n) Not annualized.
(q) The fund's net asset value and total return calculation include proceeds received on February 18, 2004 from a non-recurring litigation settlement from Rite Aid
    Corporation and on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.10 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of these payments from the ending net asset value per share, Class A, Class B, Class C, Class I, Class R, and Class R3, total returns for the year ended November 30, 2004 would have been lower by 0.36%,
    0.38%, 0.39%, 0.35%, 0.36% and 0.36%, respectively.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charge.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Emerging Growth Fund (the fund) is a series of MFS Series Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - JPMorgan Chase and Co. ("Chase"), as the lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. Security lending activity through Chase is further collateralized by an irrevocable standby letter of credit. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At May 31, 2007, the value of securities loaned was $209,288,968. These loans were collateralized by cash of $211,465,652 and U.S. Treasury obligations of $1,665,612.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The fund declared no distributions for the year ended November 30, 2006.

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 5/31/07

          Cost of investments                           $2,742,871,799
          ------------------------------------------------------------
          Gross appreciation                               537,156,498
          Gross depreciation                               (53,334,866)
          ------------------------------------------------------------
          Net unrealized appreciation (depreciation)      $483,821,632

          AS OF 11/30/06

          Capital loss carryforwards                     $(243,792,604)
          Other temporary differences                          (64,391)
          Net unrealized appreciation (depreciation)       380,783,245

The aggregate cost above includes prior fiscal year end tax adjustments.

As of November 30, 2006, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

              11/30/10                            $(243,792,604)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class 529A, Class 529B, and Class 529C shares closed on March 31, 2007.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

          First $2.5 billion of average daily net assets          0.75%
          Average daily net assets in excess of $2.5 billion      0.70%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.60% in excess of $2.5 billion of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended May 31, 2007, this waiver amounted to $255,594 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended May 31, 2007 was equivalent to an annual effective rate of 0.72% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $49,046 and $74 for the six months ended May 31, 2007, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                TOTAL          ANNUAL       DISTRIBUTION
                       DISTRIBUTION        SERVICE       DISTRIBUTION       EFFECTIVE        AND SERVICE
                           FEE RATE       FEE RATE            PLAN(d)         RATE(e)                FEE

Class A                       0.10%          0.25%              0.35%           0.25%         $2,624,081
Class B                       0.75%          0.25%              1.00%           1.00%          3,040,605
Class C                       0.75%          0.25%              1.00%           1.00%            717,731
Class R                       0.25%          0.25%              0.50%           0.50%             25,324
Class R1                      0.50%          0.25%              0.75%           0.75%             11,896
Class R2                      0.25%          0.25%              0.50%           0.50%              9,164
Class R3                      0.25%          0.25%              0.50%           0.50%             25,692
Class R4                         --          0.25%              0.25%           0.25%             11,359
Class 529A                    0.25%          0.25%              0.50%           0.35%                904
Class 529B                    0.75%          0.25%              1.00%           1.00%                709
Class 529C                    0.75%          0.25%              1.00%           1.00%                373
--------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                           $6,467,838

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended May 31, 2007 based on each class' average daily net assets. Assets attributable to Class
    A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% annually. Payment of the
    0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended May 31, 2007, were as follows:

                                                         AMOUNT

              Class A                                   $13,382
              Class B                                  $381,047
              Class C                                    $5,859

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Class 529A, Class 529B, and Class 529C shares closed on March 31, 2007. Program manager fees for the six months ended May 31, 2007, were as follows:

                                                         AMOUNT

              Class 529A                                   $646
              Class 529B                                    177
              Class 529C                                     93
              -------------------------------------------------
              Total Program Manager Fees                   $916

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended May 31, 2007, the fee was $873,383, which equated to 0.0581% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended May 31, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,954,618. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended May 31, 2007 was equivalent to an annual effective rate of 0.0164% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended May 31, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                             BEGINNING OF                    ANNUAL
                                           PERIOD THROUGH    EFFECTIVE    EFFECTIVE      TOTAL
                                                  3/31/07       4/1/07      RATE(g)     AMOUNT

Class R1                                            0.45%        0.35%        0.35%     $6,558
Class R2                                            0.40%        0.25%        0.25%      6,375
Class R3                                            0.25%        0.15%        0.15%     10,746
Class R4                                            0.15%        0.15%        0.15%      6,816
Class R5                                            0.10%        0.10%        0.10%     20,624
----------------------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                                 $51,119

(g) Prior to April 1, 2007, MFS had agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1, 0.15% for Class R2, and 0.10%
    for Class R3 shares. This agreement was discontinued on March 31, 2007. On April 1, 2007, the annual retirement plan administration and services fee for Class R1, Class R2, and
    Class R3 shares was lowered to 0.35%, 0.25%, and 0.15%, respectively. For the six months ended May 31, 2007, the waiver amounted to $5,839 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $3,964. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $8,948. Both amounts are included in independent trustees' compensation for the six months ended May 31, 2007. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $121,243 at May 31, 2007, and is included in payable for independent trustees' compensation.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of certain MFS funds selected by the trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees' compensation is $7,839 of deferred trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended May 31, 2007, the fee paid to Tarantino LLC was $11,709. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $7,517, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

The fund may invest in a money market fund managed by MFS which seeks preservation of capital and current income. Income earned on these investments is included in income distributions from affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $757,363,639 and $1,211,206,932, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                           SIX MONTHS ENDED                             YEAR ENDED
                                               5/31/07                                   11/30/06
                                      SHARES             AMOUNT                SHARES              AMOUNT
Shares sold
  Class A                            3,540,527        $137,447,569            9,585,348          $337,368,045
  Class B                              486,337          17,127,480            1,628,188            52,894,459
  Class C                               77,975           2,732,476              263,642             8,524,095
  Class I                              182,301           7,145,251              280,250            10,210,411
  Class R                               20,425             779,062               73,212             2,560,855
  Class R1                             106,264           3,710,178               84,910             2,720,677
  Class R2                              51,549           1,798,833              111,858             3,687,396
  Class R3                             344,304          12,959,424              235,494             8,071,519
  Class R4                             321,853          12,300,372              326,764            11,393,797
  Class R5                              88,679           3,435,506            1,158,290            39,256,487
  Class 529A (c)                         1,909              72,815                5,673               196,418
  Class 529B (c)                           160               5,475                  818                26,951
  Class 529C (c)                            97               3,300                  783                25,439
-------------------------------------------------------------------------------------------------------------
                                     5,222,380        $199,517,741           13,755,230          $476,936,549

Shares reacquired
  Class A                           (9,386,445)      $(362,803,796)         (20,509,905)        $(720,267,090)
  Class B                           (5,390,489)       (190,416,520)         (14,775,147)         (477,657,736)
  Class C                             (749,543)        (26,253,811)          (1,778,506)          (57,188,481)
  Class I                             (351,391)        (13,915,714)            (726,894)          (26,250,252)
  Class R                             (109,672)         (4,195,523)            (191,543)           (6,649,749)
  Class R1                            (100,540)         (3,526,530)             (26,153)             (835,239)
  Class R2                             (56,162)         (1,952,948)             (12,864)             (413,264)
  Class R3                            (260,845)         (9,840,720)             (94,050)           (3,263,488)
  Class R4                            (328,469)        (12,472,748)             (68,625)           (2,386,192)
  Class R5                            (104,816)         (4,085,670)             (95,184)           (3,415,061)
  Class 529A (c)                       (24,856)           (944,775)                (298)              (10,424)
  Class 529B (c)                        (6,899)           (241,273)                (737)              (23,189)
  Class 529C (c)                        (3,740)           (128,975)                 (55)               (1,644)
-------------------------------------------------------------------------------------------------------------
                                   (16,873,867)      $(630,779,003)         (38,279,961)      $(1,298,361,809)

Net change
  Class A                           (5,845,918)      $(225,356,227)         (10,924,557)        $(382,899,045)
  Class B                           (4,904,152)       (173,289,040)         (13,146,959)         (424,763,277)
  Class C                             (671,568)        (23,521,335)          (1,514,864)          (48,664,386)
  Class I                             (169,090)         (6,770,463)            (446,644)          (16,039,841)
  Class R                              (89,247)         (3,416,461)            (118,331)           (4,088,894)
  Class R1                               5,724             183,648               58,757             1,885,438
  Class R2                              (4,613)           (154,115)              98,994             3,274,132
  Class R3                              83,459           3,118,704              141,444             4,808,031
  Class R4                              (6,616)           (172,376)             258,139             9,007,605
  Class R5                             (16,137)           (650,164)           1,063,106            35,841,426
  Class 529A (c)                       (22,947)           (871,960)               5,375               185,994
  Class 529B (c)                        (6,739)           (235,798)                  81                 3,762
  Class 529C (c)                        (3,643)           (125,675)                 728                23,795
-------------------------------------------------------------------------------------------------------------
                                   (11,651,487)      $(431,261,262)         (24,524,731)        $(821,425,260)

(c) Class 529A, Class 529B, and Class 529C shares closed on March 31, 2007.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended May 31, 2007, the fund's commitment fee and interest expense were $8,239 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

                    Public Reference Room
                    Securities and Exchange Commission
                    100 F Street, NE, Room 1580
                    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
    78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference:
    Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST II
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: July 11, 2007
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: July 11, 2007
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 11, 2007
      -------------


* Print name and title of each signing officer under his or her signature.